Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Trade and Other Receivables
Trade and Other Receivables

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $
Unbilled revenues	12,653	7,616	2,293
Trade receivables	11,191	7,073	2,818
Accrued interest	5,109	2,015	896
Leasehold incentives receivable	4,411	1,607	1,452
Other receivables	7,983	3,628	2,140
	41,347	21,939	9,599

Unbilled revenues represent amounts not yet billed to merchants related to subscription fees for Plus merchants, transaction fees and shipping charges, as at the Consolidated Balance Sheet date.

The allowance for doubtful accounts reflects our best estimate of probable losses inherent in our unbilled revenues and trade receivables accounts. The Company determined the allowance based on historical experience and other currently available evidence. Activity in the allowance for doubtful accounts was as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Balance, beginning of the year	1,642	113
Provision for uncollectible receivables	1,355	1,529
Write-offs	(1,974)	—
Balance, end of the year	1,023	1,642
Merchant Cash Advances and Loans Receivable

	December 31, 2018	December 31, 2017	December 31, 2016
	$	$	$
Merchant cash advances and loans receivable, gross	94,612	49,143	12,924
Allowance for uncollectible merchant cash advances and loans receivable	(2,739)	(2,042)	(1,028)
Merchant cash advances and loans receivable, net	91,873	47,101	11,896

The following table summarizes the activities of the Company’s allowance for uncollectible merchant cash advances and loans receivable:

	Years ended
	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of the year	2,042	1,028
Provision for uncollectible merchant cash advances and loans receivable	5,922	2,606
Merchant cash advances and loans receivable charged off, net of recoveries	(5,225)	(1,592)
Balance, end of the year	2,739	2,042